Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
17. Commitments and Contingencies
Leases
The Company has operating leases for its real estate across multiple states. The operating leases have remaining lease terms of approximately 0.76 years as of December 31, 2023 and consist primarily of office space.
The lease agreements generally do not provide an implicit borrowing rate. Therefore, the Company used a benchmark approach to derive an appropriate incremental borrowing rate to discount remaining lease payments.
Leases with an initial term of twelve months or less are not recorded on the balance sheet. There are no material residual guarantees associated with any of the Company’s leases, and there are no significant restrictions or covenants included in the Company’s lease agreements. Certain leases include variable payments related to common area maintenance and property taxes, which are billed by the landlord, as is customary with these types of charges for office space. The Company has not entered into any lease arrangements with related parties.
The Company’s existing leases contain escalation clauses and renewal options. The Company is not reasonably certain that renewal options will be exercised upon expiration of the initial terms of its existing leases. Prior to adoption of ASU
2016-02
effective January 1, 2022, the Company accounted for operating lease transactions by recording lease expense on a straight-line basis over the expected term of the lease.
The Company entered into a sublease which it has identified as an operating lease prior to the adoption of ASC 842
Leases
. The Company remains the primary obligor to the head lease lessor, making rental payments directly to the lessor and separately billing the sublessee. The sublease is subordinate to the master lease, and the sublessee must comply with all applicable terms of the master lease. The Company subleased the real estate to a third-party at a monthly rental payment amount that was less than the monthly cost that it pays on the headlease with the lessor.
In evaluating long-lived assets for recoverability, the Company calculated the fair value of the sublease using its best estimate of future cash flows expected to result from the use of the asset. When undiscounted cash flows to be generated through the sublease is less than the carrying value of the underlying asset, the asset is deemed impaired. If it is determined that assets are impaired, an impairment loss is recognized for the amount that the asset’s book value exceeds its fair value. Based on the expected future cash flows, the Company recognized an impairment loss upon adoption of ASC 842
Leases
of $303,327. The impairment loss was recorded to impairment loss on lease on the consolidated statement of operations for the year ended December 31, 2022.
The components of lease expense, are as follows:

	For the Year Ended December 31,
Components of lease expense:	2023	2022
Operating lease cost	$199,611	$191,483
Lease impairment cost	—	303,327
Sublease income	(204,324)	(177,588)

Total lease (income) cost	$(4,713)	$317,222

Supplemental cash flow information related to leases are as follows:

	For the Year Ended December 31,
Supplemental cash flow information:	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Non-cash lease expense (operating cash flow)	$173,245	$152,018
Non-cash impairment of right to use assets (operating cash flow)	—	(303,327)

Change in lease liabilities (operating cash flow)	(284,963)	(243,596)
Operating lease right-of-use assets obtained in exchange for lease obligations:
Operating leases	$—	$762,603

Supplemental balance sheet information related to leases was as follows:

Operating leases:	December 31, 2023	December 31, 2022
Operating lease right-of-use assets	$134,013	$307,258

Operating lease liability, current	234,043	284,963
Operating lease liability, long-term	—	234,043

Total operating lease liabilities	$234,043	$519,006

Weighted-average remaining lease term:	December 31, 2023	December 31, 2022
Operating leases (in years)	0.76	1.76

Weighted-average discount rate:	December 31, 2023	December 31, 2022
Operating leases	6.76%	6.74%
Future minimum lease payments under
non-cancellable
lease as of December 31, 2023, are as follows:

Maturities of lease liabilities:
Year Ending December 31, 2024	$240,818

Total undiscounted cash flows	240,818

Less discounting	(6,775)

Present value of lease liabilities	$234,043

Cantor Fee Agreement
In connection with the Merger, 7GC previously agreed to pay Cantor an Original Deferred Fee of $8,050,000 as deferred underwriting commissions. On November 8, 2023, Cantor and 7GC entered into a Fee Reduction Agreement, pursuant to which Cantor agreed to forfeit $4,050,000 of the $8,050,000 Original Deferred Fee, with the remaining $4,000,000 Reduced Deferred Fee payable by Banzai to Cantor following the Closing of the Merger. Pursuant to the Fee Reduction Agreement, the Reduced Deferred Fee will be payable in the form of the Cantor Fee Shares, which will be calculated as a number of Class A Common Stock equal to the greater of (a) 400,000 or (b) the quotient obtained by dividing (x) the Reduced Deferred Fee by (y) the dollar volume-weighted average price for the Class A Common Stock on Nasdaq, over the five trading days immediately preceding the date of filing of a resale registration statement on Form
S-1,
as reported by Bloomberg through its “AQR” function (as adjusted for any stock dividend, split, combination, recapitalization or other similar transaction). In connection with the merger discussed in
Note 4—Merger
, the Company assumed the outstanding liabilities of 7GC, including the above discussed deferred underwriting fee payable.
Pursuant to the Fee Reduction Agreement, the Company also agreed to use its reasonable best efforts to have the registration statement declared effective by the SEC by the 120th calendar day after December 29, 2023, the date of the initial filing thereof, and to maintain the effectiveness of such registration statement until the earliest to occur of (i) the second anniversary of the date of the effectiveness thereof, (ii) the Cantor Fee Shares shall have been sold, transferred, disposed of or exchanged by Cantor, and (iii) the Cantor Fee Shares issued to Cantor may be sold without registration pursuant to Rule 144 under the Securities Act (such obligations, the “Cantor Registration Rights Obligations”).
On December 28, 2023, the Company and Cantor amended the Fee Reduction Agreement to provide that the Reduced Deferred Fee was payable in the form of 1,113,927 shares of Class A Common Stock and to provide that Cantor is subject to a
12-month
lock-up
with respect to the Cantor Fee Shares. On December 28, 2023, the Company issued the Cantor Fee Shares to Cantor, covering the Reduced Deferred Fee in accordance with the Fee Reduction Agreement. The fair value of the 1,113,927 shares of Class A Common Stock was determined to be $2,450,639 on December 28, 2023 based on the Company’s opening stock price of $2.20. Although the Company issued the Cantor Fee Shares, as of December 31, 2023, the Company has not satisfied its Cantor Registration Rights Obligations. As such, the Company cannot conclude that it has settled its outstanding obligations to Cantor. Therefore, neither criteria under ASC 405 for extinguishment and derecognition of the liability were satisfied and the $4,000,000 Reduced Deferred Fee remained outstanding as a current liability on the Company’s December 31, 2023 balance sheet.
At each interim period after December 31, 2023, the Company will monitor its compliance with the Cantor Registration Rights Obligations to determine whether the entire amount of the Reduced Deferred Fee has become due and payable in cash, or the Company’s obligations have been satisfied and the remaining liability should be derecognized. At such time as the Company’s obligations under the Fee Reduction Agreement have been satisfied the relief of the liability will be recorded through equity.
Legal Matters
In the regular course of business affairs and operations, we are subject to possible loss contingencies arising from third-party litigation and federal, state, and local environmental, labor, health and safety laws and regulations. We assess the probability that we could incur liability in connection with certain of these lawsuits. Our assessments are made in accordance with generally accepted accounting principles, as codified in ASC
450-20,
and is not an admission of any liability on the part of the Company or any of its subsidiaries. In certain cases that are in the early stages and in light of the uncertainties surrounding them, we do not currently possess sufficient information to determine a range of reasonably possible liability.